SUBSIDIARY PUBLIC ISSUERS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Schedule of consolidated summary balance sheet financial information
The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Finco:

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Finco	Subsidiary Credit Supporters(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
As at December 31, 2020:
Current assets	$44	$416	$2,173	$568	$1,770	$(3,229)	$1,742
Long-term assets	4,879	256	6	31,329	47,886	(36,376)	47,980
Current liabilities	39	7	39	6,535	2,391	(6,135)	2,876
Long-term liabilities	—	—	2,132	214	22,736	(3)	25,079
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	11,100	—	11,100
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	2,721	—	—	2,721
Class A shares of BEPC	—	—	—	—	2,408	—	2,408
Preferred equity	—	609	—	—	—	—	609
Preferred limited partners’ equity	1,028	—	—	1,039	—	(1,039)	1,028
As at December 31, 2019:
Current assets	$32	$408	$1,832	$133	$3,776	$(4,161)	$2,020
Long-term assets	5,428	251	2	25,068	44,459	(31,032)	44,176
Current liabilities	40	7	24	3,918	2,597	(4,163)	2,423
Long-term liabilities	—	—	1,801	300	21,851	(659)	23,293
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	11,086	—	11,086
Participating non-controlling interests – in a holding subsidiary – Redeemable\Exchangeable units held by Brookfield	—	—	—	3,317	—	—	3,317
Preferred equity	—	597	—	—	—	—	597
Preferred limited partners’ equity	833	—	—	844	—	(844)	833
(1)Includes investments in subsidiaries under the equity method.
(2)Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited, Brookfield Renewable Investments and BEP Subco Inc., collectively the “Subsidiary Credit Supporters”.
(3)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco and the Subsidiary Credit Supporters.
(4)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

Schedule of consolidated summary income statement financial information

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Finco	Subsidiary Credit Supporters	Other Subsidiaries(1)(2)	Consolidating adjustments(3)	Brookfield Renewable consolidated
For the year ended December 31, 2020
Revenues	$—	$—	$—	$—	$3,810	$—	$3,810
Net income (loss)	(130)	—	(10)	(772)	1,173	(306)	(45)
For the year ended December 31, 2019
Revenues	$—	$—	$—	$2	$3,970	$(1)	$3,971
Net income (loss)	10	—	(4)	(156)	1,997	(1,767)	80
For the year ended December 31, 2018
Revenues	$—	$—	$—	$—	$3,798	$(1)	$3,797
Net income (loss)	62	7	(1)	(25)	1,485	(945)	583
(1)Includes investments in subsidiaries under the equity method.
(2)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco, and the Subsidiary Credit Supporters.
(3)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.